EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of earnings per share
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share and the amount of cash dividends paid per share are as follows for the six months ended June 30, 2026 and June 30, 2025:

(in thousands of $)	2026	2025
Profit for the period	1,218,292	110,830

(in thousands)
Weighted average number of basic and diluted shares	222,623	222,623
Basic and diluted earnings per share	$5.47	$0.50

	2026	2025
Cash dividends paid per share	$2.58	$0.38